UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:               811-8002

KOREA EQUITY FUND, INC.

(Exact name of registrant as specified in charter)

Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712

(Address of principal executive offices)

Shigeru Shinohara
Korea Equity Fund, Inc.
Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:         October 31, 2011

Date of reporting period:     May 1, 2011 – July 31, 2011

Item 1.  Schedule of Investments

KOREA EQUITY FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
July 31, 2011

	Shares	Cost	Market Value	Unrealized Gain or Loss	% of Net Assets

KOREAN COMMON STOCKS
Automotive Equipment and Parts
Hyundai Mobis	54,538	$5,512,907	$19,657,062	$14,144,154	13.5
Automotive service components
Hyundai Motor Company	13,156	450,261	2,932,429	2,482,168	2.0
Passenger cars, trucks, autoparts, and commercial vehicles
Mando Corp	8,744	1,707,140	1,735,160	28,020	1.2
Brake, suspension and steering system
Total Automotive Equipment and Parts		7,670,308	24,324,650	16,654,342	16.8

Banking and Financial Services
Daewoo Securities Co., Ltd	128,160	2,854,307	2,254,926	(599,381)	1.6
Brokerage services
DGB Financial Group Inc	230,600	3,535,963	3,652,680	116,717	2.5
Commercial banking services
KB Financial Group, Inc	118,211	5,434,786	5,886,444	451,658	4.1
Commercial banking services
Samsung Card Co., Ltd	89,224	3,842,509	5,077,720	1,235,211	3.5
Credit card services
Total Banking and Financial Services		15,667,564	16,871,768	1,204,204	11.6

Chemicals and Pharmaceuticals
Celltrion Inc	37,139	1,335,683	1,690,858	355,175	1.2
Biopharmaceutical products
LG Chem Ltd	13,225	2,677,448	5,895,618	3,218,170	4.1
Petrochemicals, plastic resins, and engineering plastics
Total Chemicals and Pharmaceuticals		4,013,131	7,586,476	3,573,345	5.2

Consumer Electronics
CrucialTec Co., Ltd	161,143	2,530,106	3,033,945	503,839	2.1
Optic based input devices
Samsung Electronics Co., Ltd	21,530	10,953,529	17,235,436	6,281,907	11.9
Consumer electronics, computers, and telecommunications
Total Consumer Electronics		13,483,635	20,269,381	6,785,746	14.0

Iron and Steel
POSCO	6,126	2,570,428	2,698,973	128,545	1.9
Hot and cold rolled steel products
Total Iron and Steel		2,570,428	2,698,973	128,545	1.9

Miscellaneous Manufacturing
Korea Zinc Co., Ltd	15,214	3,600,020	6,313,312	2,713,292	4.4
Non-ferrous metals
Hyundai Heavy Industries Co., Ltd	13,081	4,104,167	5,062,172	958,005	3.5
Shipbuilding
Lock&Lock Co., Ltd	77,320	2,217,082	3,498,211	1,281,129	2.4
Plastic food storage
Total Miscellaneous Manufacturing		9,921,269	14,873,695	4,952,426	10.2

Oil and Gas
S-Oil Corporation	16,868	1,129,841	2,383,887	$1,254,046	1.6
Refines crude oil
Total Oil and Gas		1,129,841	2,383,887	1,254,046	1.6

KOREA EQUITY FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
July 31, 2011

	Shares	Cost	Market Value	Unrealized Gain or Loss	% of Net Assets
Retail
Himart Co., Ltd	38,087	2,074,436	2,452,914	378,478	1.6
Consumer electronics and household appliances
Hyundai Department Store Co., Ltd	11,009	1,174,786	1,921,328	746,542	1.3
Department stores
Lotte Shopping Co., Ltd	11,182	2,947,543	4,831,074	1,883,531	3.3
Department and discount stores
Total Retail.		6,196,765	9,205,316	3,008,551	6.3

Services
CJ CGV Co., Ltd	65,730	1,603,569	1,951,389	347,820	1.3
Movie theaters
Dongbu Insurance Co., Ltd	89,170	3,140,603	4,423,400	1,282,797	3.1
Non-life insurance
Hana Tour Service Inc	40,192	1,541,030	1,867,977	326,947	1.3
Travel related services
Hotel Shilla Co., Ltd	80,340	1,584,528	2,339,408	754,880	1.6
Hotels
Hyundai Engineering & Construction Co., Ltd	62,138	3,390,965	5,092,216	1,701,251	3.5
General construction
Korean Reinsurance Company	173,016	1,853,415	2,166,187	312,772	1.5
Life and non-life insurance
KT Skylife Co., Ltd	58,560	984,546	1,599,666	615,120	1.0
Digital satellite broadcasting
Samsung Engineering Co., Ltd	35,988	2,921,715	8,874,969	5,953,254	6.1
Engineering and construction
Samsung Fire & Marine Insurance Co., Ltd	13,206	2,518,043	2,987,414	469,371	2.1
Non-life insurance
Samsung Life Insurance Co.,	16,328	1,519,854	1,545,608	25,754	1.1
Life Insurance
Total Services		21,058,268	32,848,235	11,789,967	22.6

Wholesale
Fila Korea Ltd	43,693	3,094,572	3,684,253	589,681	2.5
Textile and apparel
Samsung C&T Corporation	27,062	1,310,058	2,153,563	843,506	1.4
Import/export
Total Wholesale		4,404,630	5,837,816	1,433,186	4.0

TOTAL KOREAN COMMON STOCKS		$86,115,839	$136,900,198	$50,784,359	94.2

INVESTMENTS IN FOREIGN CURRENCY
South Korea Won
Non- interest bearing account	KRW 3,160,230,000.00	$3,008,229	$2,997,468	(10,762)	2.1
TOTAL INVESTMENTS IN FOREIGN CURRENCY		$3,008,229	$2,997,468	$(10,762)	2.1

TOTAL INVESTMENTS		$89,124,068	$139,897,665	$50,773,597	96.3

OTHER ASSETS LESS LIABILITIES, NET			5,365,668		3.7

NET ASSETS			$145,263,334		100.0

+ Non-Income Producing Security
* Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $ 52,456,636.
Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $ 740,223.

Portfolio securities and foreign currency holdings were
translated at the following exchange rate as of July 31, 2011.

	Korean won	KRW	1.054	= $1.00

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KOREA EQUITY FUND, INC.

By:  /s/ Shigeru Shinohara
        Shigeru Shinohara, President
        (Principal Executive Officer)

Date:  September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Rita Chopra-Brathwaite
        Rita Chopra-Brathwaite, Treasurer
        (Principal Financial Officer)

Date:   September 28, 2011